Olivia P. Adler
Attorney at Law
1614 33rd Street, N.W.
Washington, DC
202-337-9090
oadler@comcast.net

October 24, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Capstone Series Fund, Inc. ("Registrant") - File Nos. 2-83397; 811-01436

Dear Sir or Madam:

Enclosed for filing is a definitive proxy statement (“Proxy Statement”) seeking approval from Registrant’s shareholders for a new advisory agreement and a new administration agreement, due to a change in control of the investment adviser to Registrant’s series, and election of Directors.

Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and the accuracy of the disclosure in the Proxy Statement;

•
Comments of the staff of the Securities and Exchange Commission (“SEC”) or changes to disclosure in response to SEC staff comments in the Proxy Statement reviewed by the staff do not foreclose the SEC from taking any action with respect to the Proxy Statement; and

•	Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler